SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE-BASED PAYMENTS
SHARE-BASED PAYMENTS

The total expense relating to share-based payments includes accrued compensation expense related to plans granted in the current period, plans granted in the prior period and adjustments to compensation associated with mark-to-market adjustments on cash-settled plans, as follows:

For the years ended December 31,	2017	2016
Accrued expense on equity-settled compensation plans	$3.3	$2.2
Accrued expense on cash-settled compensation plans	4.4	1.9
Total expense for instruments granted	$7.7	$4.1
Compensation expense for Brio Gold	7.0	7.0
Mark-to-market change on cash-settled plans	(2.1)	3.1
Total expense recognized as compensation expense	$12.6	$14.2

As at December 31,	2017	2016
Total carrying amount of liabilities for cash-settled arrangements (Note 24)	$21.0	$16.9

The following table summarizes the equity instruments outstanding related to share-based payments.

As at December 31, (In thousands)	2017	2016
Share options outstanding (i), (ii), (iii)	1,831	2,242
Restricted share units ("RSU") (iv)	1,474	707
Deferred share units ("DSU") (v)	4,288	3,829
Performance share units ("PSU") (vi), (vii)	2,521	1,873

(i)	The aggregate maximum number of common shares that may be reserved for issuance under the Company's Share Incentive Plan is 24.9 million (2016 - 24.9 million).

(ii)
Share options outstanding at December 31, 2017 had a weighted average exercise price of C$7.75 (December 31, 2016 - C$7.81). As at December 31, 2017,1,662,521 share options with a weighted average exercise price of C$8.00 were exercisable (December 31, 2016 - 1,761,821 share options with a weighted exercise price of C$8.50).

(iii)	During the year ended December 31, 2017, no share options were granted, and 410,873 share options expired.

(iv)
During the year ended December 31, 2017, the Company granted 1,358,562 RSUs with a weighted average grant date fair value of C$4.46 per RSU; a total of 591,373 RSUs vested and the Company credited $2.9 million (2016 - $4.5 million) to share capital in respect of RSUs that vested during the period.

(v)
During the year ended December 31, 2017, the Company granted 459,354 DSUs and recorded an expense of C$1.6 million. During the first quarter, the Company entered into a derivative contract to mitigate the volatility of share price on DSU compensation, effectively locking in the exposure of the Company for 3 million DSUs (approximately 80% of outstanding DSUs) at a value of C$3.5002 per share. For the year ended December 31, 2017, the Company recorded a mark-to-market loss on DSUs of $0.7 million and a mark-to-market gain on the DSU hedge of $1.0 million.

(vi)	During the year ended December 31, 2017, 1,224,321 PSU units were granted. This PSU plan has an expiry date on December 2, 2019 and had a fair value of C$4.04 per unit at December 31, 2017.

(vii)	The fair value of PSUs granted during the year ended December 31, 2017 was determined using a probability weighted analysis using the Monte Carlo simulation with the following significant assumptions:

Dividend yield (CAD Dollars)	0.61%
Expected volatility (i)	57.71%
Risk-free interest rate	2.0464%
Contractual life	3 years
(i) The expected volatility is based on the historical volatility of the Company's shares.